Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of Reportable Segments
The Company’s reportable segments are summarized in the following tables:

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $

As at December 31, 2021

Property, plant and equipment	-	3,294	-	1,074	4,368

Exploration and evaluation assets	-	5,640	-	-	5,640

Total assets	-	10,744	274,760	531,838	817,342

Total liabilities	-	(10,632)	-	(270,395)	(281,027)

For the twelve months ended December 31, 2021

Property, plant and equipment additions	-	2,896	-	582	3,478

Income from discontinued operations	122	-	-	-	122

Net income/(loss)	122	(38,847)	5,933	(5,696)	(38,488)

Exploration expenditures	-	(35,961)	-	-	(35,961)

Depreciation	-	(658)	-	(267)	(925)

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $

As at December 31, 2020

Property, plant and equipment	-	1,175	-	760	1,935

Assets held for sale	3,926	-	-	-	3,926

Exploration and evaluation assets	-	4,342	-	-	4,342

Total assets	4,169	6,437	131,394	184,723	326,723

Total liabilities	(552)	(7,000)	-	(128,468)	(136,020)

For the year ended December 31, 2020

Property, plant and equipment additions		507	64,985	23	65,515

Loss from discontinued operations	(1,013)	-	-	-	(1,013)

Net loss	(1,013)	(18,123)	(767)	(16,331)	(36,234)

Exploration expenditures	-	(16,794)	(932)	-	(17,726)

Depreciation	-	(484)	(279)	(170)	(933)

Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment
The Company’s
non-current
assets and revenues of the discontinued Organoclay operation are segmented geographically as follows:

	Canada $	United States $	Argentina $	Total $

Non-current assets (1)

As at December 31, 2021	1,074	8,934	190,114	200,122

As at December 31, 2020	760	5,517	131,394	137,671

Revenue of the discontinued operation

For the year ended December 31, 2021	-	-	-	-

For the year ended December 31, 2020	-	670	-	670
1
Non-current
assets attributed to geographical locations exclude financial and other assets.